Accounts and Other Receivables (Details) - USD ($)	Aug. 31, 2020	Aug. 31, 2019
Accounts and Financing Receivable, after Allowance for Credit Loss [Abstract]
Trade and deposits receivable	$ 82,492	$ 5,727
Territory License Fee receivable	143,500	106,000
Sales tax receivable	87,933	161,418
Accounts and other receivable	$ 313,925	$ 273,145